Deconsolidation (Details) - Schedule of fair value of the operations		12 Months Ended
	Oct. 01, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Schedule Of Fair Value Of The Operations Abstract
Consideration received		¥ 40,975	$ 6,427
Fair value of retained noncontrolling interest (49%)		1,003,886	157,455
Carrying value of noncontrolling interest		1,426,158	223,687
Consideration received total		2,471,019	387,568
Less: ICinit’s book value		(3,361,955)	(527,308)
Exchange rate difference		(10,590)
Loss on deconsolidation	$ (27,589,530)	¥ (901,526)	$ (139,739)